Financial Derivatives - Schedule of Derivative Instruments, Gain(Loss) in Statement of Financial Performance (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Gain (loss) on financial derivatives and hedging activities	$ 9,263,000	$ 3,024,000	$ 14,983,000	$ 4,494,000	$ 3,505,000	$ 1,558,000	$ (31,292,000)	$ 6,400,000	$ 31,764,000	$ (19,829,000)	$ (92,645,000)
Derivative, Notional Amount	6,691,851,000				6,815,268,000				6,691,851,000	6,815,268,000
Non-Interest Income [Member]
Derivative [Line Items]
Gain (loss) on financial derivatives and hedging activities									31,764,000	(19,829,000)	(92,645,000)
Non-Interest Income [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge									(18,230,000)	6,388,000	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings									11,308,000	5,984,000	0
Non-Interest Income [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									20,456,000	(25,813,000)	(92,645,000)
Basis Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	404,288,000				609,262,000				404,288,000	609,262,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	6,600,000,000								6,600,000,000
Interest Rate Swap [Member] | Non-Interest Income [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments									29,538,000	(404,000)	0
Gain (Loss) on Components Excluded from Assessment of Interest Rate Fair Value Hedge Effectiveness									(11,800,000)	(6,100,000)
Gain (Loss) on Fair Value Hedge Ineffectiveness, Net									500,000	100,000
Interest Rate Swap [Member] | Non-Interest Income [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									21,355,000	(24,763,000)	(86,402,000)
Agency Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	65,704,000				59,035,000				65,704,000	59,035,000
Agency Forward [Member] | Non-Interest Income [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									(1,002,000)	(828,000)	(5,710,000)
Treasury Futures [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	5,600,000				11,200,000				5,600,000	11,200,000
Treasury Futures [Member] | Non-Interest Income [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									103,000	(129,000)	(513,000)
Credit Default Swap [Member] | Non-Interest Income [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									0	(93,000)	(20,000)
Zions First National Bank [Member] | Basis Swap [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax									500,000	600,000	2,100,000
Derivative, Notional Amount	29,300,000				49,300,000				29,300,000	49,300,000
Derivative, Fair Value, Net	$ (200,000)				$ (700,000)				$ (200,000)	$ (700,000)